UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CIM LLC
Address: 30 South Pearl Street
         Albany, NY  12207

13F File Number:  28-11985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J Curran
Title:     President  / CCO
Phone:     518-391-4291

Signature, Place, and Date of Signing:

       /s/ Thomas J Curran     Albany, NY     April 16, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-11985   Formerly Curran Investment Management

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $119,438 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     9214   165120 SH       SOLE                   163855        0     1265
ADOBE SYS INC                  COM              00724F101     2028    48645 SH       SOLE                    48425        0      220
ALCON INC                      COM SHS          H01301102      679     5150 SH       SOLE                        0        0     5150
AMERICAN EXPRESS CO            COM              025816109     1991    35300 SH       SOLE                        0        0    35300
APOLLO GROUP INC               CL A             037604105      400     9110 SH       SOLE                     9110        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103      322     6660 SH       SOLE                        0        0     6660
BECTON DICKINSON & CO          COM              075887109     1944    25285 SH       SOLE                    25020        0      265
BED BATH & BEYOND INC          COM              075896100     6987   173936 SH       SOLE                   172666        0     1270
CAPITAL ONE FINL CORP          COM              14040H105      876    11604 SH       SOLE                    11399        0      205
CISCO SYS INC                  COM              17275R102    10227   400573 SH       SOLE                   366398        0    34175
CITIGROUP INC                  COM              172967101      712    13870 SH       SOLE                     1625        0    12245
DANAHER CORP DEL               COM              235851102     2301    32205 SH       SOLE                    31910        0      295
DELL INC                       COM              24702R101     1924    82888 SH       SOLE                    82133        0      755
EXXON MOBIL CORP               COM              30231G102      876    11616 SH       SOLE                        0        0    11616
GENERAL DYNAMICS CORP          COM              369550108      447     5855 SH       SOLE                     3175        0     2680
GENERAL ELECTRIC CO            COM              369604103     1045    29550 SH       SOLE                        0        0    29550
GILEAD SCIENCES INC            COM              375558103      247     3225 SH       SOLE                        0        0     3225
HARLEY DAVIDSON INC            COM              412822108     2272    38679 SH       SOLE                    38029        0      650
ISHARES TR                     DJ US INDUSTRL   464287754      260     3890 SH       SOLE                     3890        0        0
JOHNSON & JOHNSON              COM              478160104     7317   121425 SH       SOLE                   120465        0      960
MCGRAW HILL COS INC            COM              580645109     3537    56245 SH       SOLE                    45600        0    10645
MOODYS CORP                    COM              615369105     6924   111565 SH       SOLE                   110745        0      820
MORGAN STANLEY                 COM NEW          617446448      358     4540 SH       SOLE                        0        0     4540
NOKIA CORP                     SPONSORED ADR    654902204     5463   238368 SH       SOLE                   204023        0    34345
ORACLE CORP                    COM              68389X105     3695   203780 SH       SOLE                   200890        0     2890
PAYCHEX INC                    COM              704326107     6921   182760 SH       SOLE                   165310        0    17450
PEPSICO INC                    COM              713448108     9466   148931 SH       SOLE                   139331        0     9600
PFIZER INC                     COM              717081103      549    21745 SH       SOLE                     3175        0    18570
PROCTER & GAMBLE CO            COM              742718109      750    11867 SH       SOLE                     1325        0    10542
SAP AKTIENGESELLSCHAFT         SPONSORED ADR    803054204     3887    87055 SH       SOLE                    82085        0     4970
SEI INVESTMENTS CO             COM              784117103     1635    27150 SH       SOLE                    26925        0      225
SPDR TR                        UNIT SER 1       78462F103      559     3936 SH       SOLE                     3936        0        0
STAPLES INC                    COM              855030102     1144    44280 SH       SOLE                    44280        0        0
STRYKER CORP                   COM              863667101     3005    45310 SH       SOLE                    44895        0      415
WALGREEN CO                    COM              931422109     2671    58215 SH       SOLE                    44070        0    14145
WELLS FARGO & CO NEW           COM              949746101     8245   239458 SH       SOLE                   233093        0     6365
WRIGLEY WM JR CO               COM              982526105     7279   142913 SH       SOLE                   141727        0     1186
ZIMMER HLDGS INC               COM              98956P102     1281    15000 SH       SOLE                        0        0    15000